Segment Information - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Non-current assets	12,568,096	12,613,461
Brazil [member]
Disclosure of geographical areas [line items]
Net sales	22,529,634	18,100,012	18,522,108
Non-current assets	12,551,261	12,577,376
Europe [member]
Disclosure of geographical areas [line items]
Net sales	2,551,739	1,867,284	1,719,262
Non-current assets	10,515	11,401
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	632,235	360,798	184,981
Non-current assets	6,320	24,684
North America [member]
Disclosure of geographical areas [line items]
Net sales	81,384	62,760	157,665
Non-current assets
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales	70,009	46,981	R$ 27,393
Non-current assets